Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000163811 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163811 | FR_BYP20B900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163811 | FR_000558007
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163811 | FR_BF4X3P902
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163811 | FR_ACI1YXY14
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163811 | FR_BN3ZZ5900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163811 | FR_648946903
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163811 | FR_BW0BGZ901
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163811 | FR_037184900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163811 | FR_648092906
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163811 | RegionAustralasia/Pacific
Holdings [Line Items]
Percent of Total Investments	10.30%
C000163811 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	11.30%
C000163811 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	29.00%
C000163811 | RegionDeveloped Europe
Holdings [Line Items]
Percent of Total Investments	49.40%
C000163813 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	1.90%
C000163813 | FR_BYP20B900
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163813 | FR_000558007
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163813 | FR_BF4X3P902
Holdings [Line Items]
Percent of Total Investments	1.60%
C000163813 | FR_ACI1YXY14
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163813 | FR_BN3ZZ5900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163813 | FR_648946903
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163813 | FR_BW0BGZ901
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163813 | FR_037184900
Holdings [Line Items]
Percent of Total Investments	1.50%
C000163813 | FR_648092906
Holdings [Line Items]
Percent of Total Investments	1.40%
C000163813 | RegionAustralasia/Pacific
Holdings [Line Items]
Percent of Total Investments	10.30%
C000163813 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	11.30%
C000163813 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	29.00%
C000163813 | RegionDeveloped Europe
Holdings [Line Items]
Percent of Total Investments	49.40%